October 11, 2011

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	GE Institutional Funds - U.S. Large-Cap Core Equity Fund (formerly the Core Value Equity Fund)

(Reg. 333-29337) (811-08257)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated September 28, 2011 (Accession No. 0001193125-11-260741).

Any comments or questions on this filing should be directed to Laura Kealey at (203) 708-2849.

Very truly yours,

/s/ Laura Kealey
Laura Kealey
Vice President and Associate General Counsel

cc:   Paul, Hastings, Janofsky & Walker LLP

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905